Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,166,671.00
Previously Paid Amount	1,100.41
Total Fee Amount	2,754.73
Total Offset Amount	0.00
Net Fee	$ 1,654.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A